100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
Event Driven Arbitrage
Convertible Arbitrage
Fixed Income Arbitrage
Directional Equity
Equity Hedged
Short-biased Equity
Distressed
Long/Short Credit
Short-biased Credit
Quantitative

Product Name:  Aetos Capital Prime Portfolio
   As of December 31, 2011
Product Description:  The Aetos Capital Prime Portfolio is a tactically allocated portfolio comprised of allocations to the
 Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy. Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with “best of breed” managers.
As of January 1, 2012:
Investment Returns: As of 12/31/11:	Aetos Capital Prime Portfolio2	90-Day Treasury Bills	Barclays Capital Aggregate Index	S&P 500 DRI Index	MSCI World Index
1 Year Annualized Return	-2.38%	0.05%	7.84%	2.11%	-5.54%
3 Year Annualized Return	4.73%	0.11%	6.77%	14.11%	11.13%
5 Year Annualized Return	1.53%	1.20%	6.50%	-0.25%	-2.37%
From Inception through 12/31/11:
Average Annualized Return	4.81%	1.78%	5.45%	5.54%	5.89%
Annualized Standard Deviation	4.64%	0.49%	3.70%	15.86%	17.04%
Sharpe Ratio	0.65	-	0.99	0.24	0.24
Largest Calendar Qtr. Drawdown	-8.22%	-	-2.44%	-21.94%	-21.77%
Beta: Barclays Capital Aggregate Index	0.02	-	-	-	-
Beta: S&P 500 DRI Index	0.19	-	-	-	-
Beta: MSCI World Index	0.20	-	-	-	-
Chief Investment Officer:
Anne Casscells - Menlo Park, CA
 For More Information Please Contact: Andrea Bollyky (212) 201-2518 abollyky@aetoscapital.com

Historical Strategy Allocation
 Strategy Allocations1
Equity Hedged: 49%
Event-Driven Arbitrage: 10%
Fixed Income Arbitrage: 6%
Quantitative: 3%
Distressed: 20%
Directional Equity: 6%
Short-biased Equity: 5%
Convertible Arbitrage: 1%
Number of Managers = 38
Number of Strategies = 8
Median Position Size = 2.6%
Average Position Size = 2.6%
Maximum Position Size = 7.6%
 Aetos Capital Long/Short Strategies Fund: 60% Aetos Capital Multi-Strategy Arbitrage Fund: 20%
 Aetos Capital Distressed Investment Strategies Fund: 20%

350%
300%
250%
200%
150%
100%
50%
0%

Underlying Managers
Multi-Strategy Arbitrage Fund
Distressed Investment Strategies Fund
Long/Short Strategies Fund
Aetos Capital Balanced Portfolio
Aetos Capital Growth Portfolio
Aetos Capital Prime Portfolio

Separate Accounts & Strategic Relationships

- Direct investments with underlying managers
- Combination of direct investments and commingled hedge fund of funds

Multi-Strategy Hedge Fund of Funds Portfolios

- Available through commingled hedge fund of funds and/or direct investments
- Managed to specific return and volatility targets
- Custom allocations available
- Onshore and offshore funds

Single-Strategy Hedge Fund of Funds

- Available through commingled hedge fund of funds and/or direct investments
- Implementation of tactical allocations

 1 Allocations are subject to change over time.
 2 Performance figures shown for the period of September 1, 2002 through December 31, 2011 of the Aetos Capital Prime Portfolio and are net of an investment advisory fee of 0.75% of assets annually. Aetos Capital formalized the Aetos Capital
 Prime Portfolio in April 2007. The performance figures shown for periods prior to April 2007 are those of the Aetos Capital Funds comprising the Aetos Capital Prime Portfolio, weighted according to the allocations on April 1, 2007. During the period from September 2002 through April 2007, it is likely that the Aetos Capital Prime Portfolio allocations to the Aetos Capital Funds would have differed from the allocations today, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Prime Portfolio been in existence during the entire period. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser.
 Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns.
 Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.
 Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing. The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing.
Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500
Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860
  Aetos Capital Prime Portfolio
   As of December 31, 2011
Management Fee	0.75%
Contribution Frequency / Notice Period	Monthly / 30 Days
Lock-Up Period	1 Year
Redemption Frequency / Notice Period	Quarterly / 90 Days
Minimum Investment	$1 million
Auditor	PricewaterhouseCoopers, LLC
Administrator	HedgeServ Limited
Aetos Capital: Portfolios and Products
Fees & Terms
Investment Performance2 (US$)
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sept	Oct	Nov	Dec	YTD
2002	-	-	-	-	-	-	-	-	-0.65%	0.36%	0.54%	1.05%	1.30%
2003	0.24%	-0.02%	0.25%	1.88%	1.90%	1.46%	0.43%	0.89%	0.68%	1.59%	1.25%	1.23%	12.42%
2004	2.07%	0.82%	-0.12%	-0.75%	-0.09%	0.41%	-0.19%	0.00%	0.74%	0.77%	1.74%	1.14%	6.71%
2005	0.14%	1.39%	0.30%	-0.57%	0.86%	0.89%	1.32%	0.71%	0.82%	-0.93%	0.75%	1.50%	7.39%
2006	2.20%	0.36%	1.39%	1.03%	-0.66%	0.15%	0.36%	0.74%	0.21%	1.07%	1.63%	1.21%	10.11%
2007	1.88%	0.54%	1.19%	1.66%	1.85%	0.42%	-0.72%	-1.59%	1.16%	1.77%	-0.12%	0.63%	8.96%
2008	-2.35%	1.35%	-1.53%	0.69%	1.93%	-0.15%	-0.93%	-0.37%	-7.01%	-3.73%	-1.60%	-0.72%	-13.79%
2009	0.62%	-0.31%	-0.36%	-0.83%	2.80%	0.91%	1.86%	1.28%	1.91%	0.12%	1.83%	0.58%	10.85%
2010	-0.17%	0.72%	1.84%	0.80%	-2.39%	-0.87%	1.07%	0.12%	2.05%	1.16%	0.08%	1.69%	6.17%
2011	0.51%	0.71%	-0.19%	1.26%	-0.23%	-0.66%	0.02%	-2.66%	-2.25%	1.84%	-0.50%	-0.18%	-2.38%
Historical Exposures
Gross Exposure
Long
Net Exposure
Short

Event Driven Arbitrage
Convertible Arbitrage
Fixed Income Arbitrage
Directional Equity
Equity Hedged
Short-biased Equity
Distressed
Long/Short Credit
Short-biased Credit
Quantitative

Product Name:  Aetos Capital Growth Portfolio
   As of December 31, 2011
Product Description:  The Aetos Capital Growth Portfolio is a tactically allocated portfolio comprised of allocations to the
 Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.  Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with “best of breed” managers.
As of January 1, 2012:
Investment Returns: As of 12/31/11:	Aetos Capital Growth Portfolio2	90-Day Treasury Bills	Barclays Capital Aggregate Index	S&P 500 DRI Index	MSCI World Index
1 Year Annualized Return	-2.22%	0.05%	7.84%	2.11%	-5.54%
3 Year Annualized Return	5.41%	0.11%	6.77%	14.11%	11.13%
5 Year Annualized Return	1.65%	1.20%	6.50%	-0.25%	-2.37%
From Inception through 12/31/11:
Average Annualized Return	4.63%	1.78%	5.45%	5.54%	5.89%
Annualized Standard Deviation	4.63%	0.49%	3.70%	15.86%	17.04%
Sharpe Ratio	0.62	-	0.99	0.24	0.24
Largest Calendar Qtr. Drawdown	-8.08%	-	-2.44%	-21.94%	-21.77%
Beta: Barclays Capital Aggregate Index	0.04	-	-	-	-
Beta: S&P 500 DRI Index	0.19	-	-	-	-
Beta: MSCI World Index	0.20	-	-	-	-
Chief Investment Officer:
Anne Casscells - Menlo Park, CA
 For More Information Please Contact: Andrea Bollyky (212) 201-2518 abollyky@aetoscapital.com

Historical Strategy Allocation
Equity Hedged: 41%
Event-Driven Arbitrage: 16%
Fixed Income Arbitrage: 9%
Quantitative: 4%
Distressed: 20%
Directional Equity: 5%
Short-biased Equity: 4%
Convertible Arbitrage: 1%
 Strategy Allocations1
Number of Managers = 38
Number of Strategies = 8
Median Position Size = 2.3%
Average Position Size = 2.6%
Maximum Position Size = 6.4%
 Aetos Capital Long/Short Strategies Fund: 50% Aetos Capital Multi-Strategy Arbitrage Fund: 30%
 Aetos Capital Distressed Investment Strategies Fund: 20%

400%
350%
300%
250%
200%
150%
100%
50%
0%

Underlying Managers
Multi-Strategy Arbitrage Fund
Distressed Investment Strategies Fund
Long/Short Strategies Fund
Aetos Capital Balanced Portfolio
Aetos Capital Growth Portfolio
Aetos Capital Prime Portfolio

Separate Accounts & Strategic Relationships

- Direct investments with underlying managers
- Combination of direct investments and commingled hedge fund of funds

Multi-Strategy Hedge Fund of Funds Portfolios

- Available through commingled hedge fund of funds and/or direct investments
- Managed to specific return and volatility targets
- Custom allocations available
- Onshore and offshore funds

Single-Strategy Hedge Fund of Funds

- Available through commingled hedge fund of funds and/or direct investments
- Implementation of tactical allocations

 1 Allocations are subject to change over time.
 2 Performance figures shown for the period of September 1, 2002 through December 31, 2011 are of the Aetos Capital Growth Portfolio and are net of an investment advisory fee of 0.75% of assets annually. The Aetos Capital Growth Portfolio is a model portfolio/asset allocation program. This Portfolio may not reflect an investor’s actual portfolio as actual portfolios reflect each investor’s own objectives and risk tolerances. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods for the Portfolio. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns.
 Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.
 Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing. The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing.
Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500
Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860
  Aetos Capital Growth Portfolio
   As of December 31, 2011
Management Fee	0.75%
Contribution Frequency / Notice Period	Monthly / 30 Days
Lock-Up Period	1 Year
Redemption Frequency / Notice Period	Quarterly / 90 Days
Minimum Investment	$1 million
Auditor	PricewaterhouseCoopers, LLC
Administrator	HedgeServ Limited
Aetos Capital: Portfolios and Products
Fees & Terms
Investment Performance2 (US$)
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sept	Oct	Nov	Dec	YTD
2002	-	-	-	-	-	-	-	-	-0.57%	0.19%	0.42%	1.15%	1.19%
2003	0.32%	-0.04%	0.13%	1.80%	1.92%	1.45%	0.25%	0.85%	0.85%	1.46%	1.11%	1.11%	11.79%
2004	2.00%	0.80%	-0.10%	-1.00%	-0.16%	0.41%	-0.16%	-0.0%	0.75%	0.58%	1.74%	1.03%	5.96%
2005	0.34%	1.47%	0.28%	-0.50%	0.80%	0.85%	1.11%	0.66%	0.90%	-0.95%	0.66%	1.44%	7.26%
2006	2.10%	0.33%	1.24%	0.99%	-0.72%	0.22%	0.41%	0.61%	0.18%	0.90%	1.52%	1.26%	9.39%
2007	1.71%	0.46%	1.28%	1.59%	1.82%	0.46%	-0.76%	-1.57%	1.05%	1.67%	-0.09%	0.68%	8.56%
2008	-2.30%	1.33%	-1.47%	0.64%	1.86%	-0.27%	-0.80%	-0.42%	-6.95%	-4.24%	-1.95%	-0.83%	-14.65%
2009	0.58%	-0.27%	-0.31%	-0.58%	2.88%	1.17%	1.97%	1.41%	2.06%	0.28%	1.75%	0.75%	12.25%
2010	0.17%	0.67%	1.93%	0.92%	-2.32%	-0.75%	1.04%	0.24%	1.91%	1.18%	0.07%	1.53%	6.72%
2011	0.65%	0.78%	-0.07%	1.19%	-0.22%	-0.66%	-0.06%	-2.58%	-2.18%	1.68%	-0.58%	-0.12%	-2.22%
Gross Exposure
Long
Net Exposure
Short
Historical Exposures

Event Driven Arbitrage
Convertible Arbitrage
Fixed Income Arbitrage
Directional Equity
Equity Hedged
Short-biased Equity
Distressed
Long/Short Credit
Short-biased Credit
Quantitative

Product Name:  Aetos Capital Balanced Portfolio
   As of December 31, 2011
Product Description:  The Aetos Capital Balanced Portfolio is a tactically allocated portfolio comprised of allocations to the
 Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.  Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with “best of breed” managers.
As of January 1, 2012:
Investment Returns: As of 12/31/11:	Aetos Capital Balanced Portfolio2	90-Day Treasury Bills	Barclays Capital Aggregate Index	S&P 500 DRI Index	MSCI World Index
1 Year Annualized Return	-1.88%	0.05%	7.84%	2.11%	-5.54%
3 Year Annualized Return	6.39%	0.11%	6.77%	14.11%	11.13%
5 Year Annualized Return	1.32%	1.20%	6.50%	-0.25%	-2.37%
From Inception through 12/31/11:
Average Annualized Return	4.22%	1.78%	5.45%	5.54%	5.89%
Annualized Standard Deviation	4.69%	0.49%	3.70%	15.86%	17.04%
Sharpe Ratio	0.52	-	0.99	0.24	0.24
Largest Calendar Qtr. Drawdown	-8.74%	-	-2.44%	-21.94%	-21.77%
Beta: Barclays Capital Aggregate Index	0.08	-	-	-	-
Beta: S&P 500 DRI Index	0.19	-	-	-	-
Beta: MSCI World Index	0.19	-	-	-	-
Chief Investment Officer:
Anne Casscells - Menlo Park, CA
 For More Information Please Contact: Andrea Bollyky (212) 201-2518 abollyky@aetoscapital.com

Historical Strategy Allocation
 Strategy Allocations1
 Aetos Capital Long/Short Strategies Fund: 35% Aetos Capital Multi-Strategy Arbitrage Fund: 50%
 Aetos Capital Distressed Investment Strategies Fund: 15%
Number of Managers = 38
Number of Strategies = 8
Median Position Size = 2.2%
Average Position Size = 2.6%
Maximum Position Size = 9.4%
Equity Hedged: 29%
Event-Driven Arbitrage: 26%
Fixed Income Arbitrage: 14%
Quantitative: 7%
Distressed: 15%
Directional Equity: 4%
Short-biased Equity: 3%
Convertible Arbitrage: 2%

475%
375%
275%
175%
75%
-25%

Underlying Managers
Multi-Strategy Arbitrage Fund
Distressed Investment Strategies Fund
Long/Short Strategies Fund
Aetos Capital Balanced Portfolio
Aetos Capital Growth Portfolio
Aetos Capital Prime Portfolio

Separate Accounts & Strategic Relationships

- Direct investments with underlying managers
- Combination of direct investments and commingled hedge fund of funds

Multi-Strategy Hedge Fund of Funds Portfolios

- Available through commingled hedge fund of funds and/or direct investments
- Managed to specific return and volatility targets
- Custom allocations available
- Onshore and offshore funds

Single-Strategy Hedge Fund of Funds

- Available through commingled hedge fund of funds and/or direct investments
- Implementation of tactical allocations

 1 Allocations are subject to change over time.
 2 Performance figures shown for the period of September 1, 2002 through December 31, 2011 are of the Aetos Capital Balanced Portfolio and are net of an investment advisory fee of 0.75% of assets annually. The Aetos Capital Balanced Portfolio is a model portfolio/asset allocation program. This Portfolio may not reflect an investor’s actual portfolio as actual portfolios reflect each investor’s own objectives and risk tolerances. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns.
 Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.
 Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing. The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing.
Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500
Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860
  Aetos Capital Balanced Portfolio
   As of December 31, 2011
Management Fee	0.75%
Contribution Frequency / Notice Period	Monthly / 30 Days
Lock-Up Period	1 Year
Redemption Frequency / Notice Period	Quarterly / 90 Days
Minimum Investment	$1 million
Auditor	PricewaterhouseCoopers, LLC
Administrator	HedgeServ Limited
Aetos Capital: Portfolios and Products
Fees & Terms
Investment Performance2 (US$)
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sept	Oct	Nov	Dec	YTD
2002	-	-	-	-	-	-	-	-	-0.42%	0.16%	0.55%	1.15%	1.44%
2003	0.82%	0.20%	0.32%	1.50%	2.07%	1.15%	-0.21%	0.65%	1.15%	1.14%	1.10%	0.96%	11.39%
2004	1.66%	0.64%	-0.04%	-0.75%	-0.18%	0.31%	-0.25%	0.02%	0.53%	0.28%	1.52%	0.91%	4.72%
2005	0.48%	1.26%	0.27%	-0.37%	0.68%	0.74%	1.03%	0.38%	0.78%	-0.80%	0.45%	1.38%	6.39%
2006	1.92%	0.51%	0.93%	0.95%	-0.42%	0.45%	0.52%	0.46%	0.27%	0.76%	1.37%	1.32%	9.40%
2007	1.59%	0.35%	1.17%	1.42%	1.69%	0.30%	-2.22%	-1.41%	0.94%	1.51%	-0.13%	0.54%	5.81%
2008	-1.73%	1.09%	-1.49%	0.58%	1.76%	-0.39%	-0.69%	-0.44%	-6.91%	-5.33%	-2.56%	-1.07%	-16.19%
2009	0.44%	-0.11%	-0.25%	-0.34%	2.98%	1.63%	2.18%	1.54%	2.32%	0.55%	1.58%	0.96%	14.27%
2010	0.66%	0.60%	2.02%	1.10%	-2.20%	-0.51%	1.00%	0.40%	1.65%	1.20%	0.03%	1.27%	7.41%
2011	0.88%	0.87%	0.15%	1.09%	-0.21%	-0.64%	-0.20%	-2.43%	-2.02%	1.46%	-0.72%	-0.01%	-1.88%
Historical Exposures
Gross Exposure
Long
Net Exposure
Short